Pension Plans for which ABO exceeds Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation (PBO)	$ 324.6	$ 357.0
Accumulated Benefit Obligation (ABO)	261.8	278.5
Fair value of plan assets	240.0	253.8
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation (PBO)	118.0	155.4
Accumulated Benefit Obligation (ABO)	89.5	124.1
Fair value of plan assets	$ 4.3	$ 29.6